Members of the Management Board - Schedule of Position of Board Member (Details)	12 Months Ended
Dec. 31, 2019
Members Of Management Board
Name	Thomas Schaffer
Company	Industrial Tracking Systems AG, Fürstenfeldbruck
Board	Supervisory Board
Position	Chair